Financial Instruments - Measurement Basis of Financial Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Cash and balances at central banks	£ 32,771	£ 17,107		£ 16,842
Trading assets	30,555	30,035
Derivative financial instruments	19,942	25,471
Financial assets designated at fair value	2,096	2,140
Loans and advances to banks	5,930	4,352
Loans and advances to customers	199,482	199,733
Financial investments	17,611	17,466
Financial assets	308,387	296,304
Non-financial assets	6,373	6,206
Total assets	314,760	302,510	[1]	280,778
Deposits by banks	13,784	9,769
Deposits by customers	177,421	172,726
Trading liabilities	31,109	15,560
Derivative financial instruments	17,613	23,103
Financial liabilities designated at fair value	2,315	2,440
Debt securities in issue	48,860	54,792
Subordinated liabilities	3,793	4,303
Financial liabilities	294,895	282,693
Non-financial liabilities	3,663	4,364
Total liabilities	298,558	287,057		£ 265,747
Financial Liabilities at Fair Value, Class [member]
Disclosure of detailed information about financial instruments [line items]
Trading liabilities	31,109	15,560
Derivative financial instruments	17,613	23,103
Financial liabilities designated at fair value	2,315	2,440
Financial liabilities	51,037	41,103
Financial Liabilities at Amortised Cost, Category [Member]
Disclosure of detailed information about financial instruments [line items]
Deposits by banks	13,784	9,769
Deposits by customers	177,421	172,726
Debt securities in issue	48,860	54,792
Subordinated liabilities	3,793	4,303
Financial liabilities	243,858	241,590
Financial Assets Designated at Fair Value [Member]
Disclosure of detailed information about financial instruments [line items]
Trading assets	30,555	30,035
Derivative financial instruments	19,942	25,471
Financial assets designated at fair value	2,096	2,140
Financial investments	8,853	10,561
Financial assets	61,446	68,207
Financial Assets at Amortised Cost, Category [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and balances at central banks	32,771	17,107
Loans and advances to banks	5,930	4,352
Loans and advances to customers	199,482	199,733
Financial investments	8,758	6,905
Financial assets	£ 246,941	£ 228,097

[1]	Restated to reflect the change in accounting policy relating to business combinations between entities under common control, as described in Note 1.